Third-Party Funds (Details) R$ in Thousands	3 Months Ended
Mar. 31, 2026 BRL (R$)
Third-Party Funds [Line Items]
Average yield rate	97.00%
Senior Financial Letter [Member]
Third-Party Funds [Line Items]
Financial letter	R$ 253,507
CDI-indexed Subordinated Financial Letter [Member]
Third-Party Funds [Line Items]
Financial letter	R$ 532,106